Summary of Significant Accounting Policies - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Goodwill [Line Items]
Balance	$ 2,990,394	$ 2,047,154
Acquired goodwill		943,240	2,047,154
Impairments
Balance	2,990,394	2,990,394	2,047,154
Console Game
Goodwill [Line Items]
Balance	2,721,521	2,047,154
Acquired goodwill		674,367	2,047,154
Impairments
Balance	2,721,521	2,721,521	2,047,154
Publishing [Member]
Goodwill [Line Items]
Balance
Acquired goodwill
Impairments
Balance
Media Advertising service [Member]
Goodwill [Line Items]
Balance
Acquired goodwill
Impairments
Balance
Others [Member]
Goodwill [Line Items]
Balance	268,873
Acquired goodwill		268,873
Impairments
Balance	$ 268,873	$ 268,873